LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT

(US $ millions)	Dec 31, 2020	Dec 31, 2019
Principal value
6.25% senior secured notes due April 2023	$315	$315
5.75% senior secured notes due July 2027	350	350
	665	665
Less: Unamortized debt issue costs	(7)	(8)
	$658	$657
Maturities of long-term debt are as follows:

(US $ millions)	2021	2022	2023	2024	2025	Thereafter	Total
Maturities of long-term debt	$—	$—	$315	$—	$—	$350	$665
As at December 31, 2020, the weighted average effective interest rate on the Company’s debt-related obligations including other long-term debt was 6.0% (2019 – 5.7%).
Senior Secured Notes Due 2023
The Company’s senior secured notes due in April 2023 bear a fixed interest rate of 6.25% (the 2023 Notes). The notes ranked pari passu with the Company’s existing senior secured notes due in 2027 and committed revolving bank lines. See Security - Revolving Bank Lines, 2023 Notes and 2027 Notes section below.
Senior Secured Notes Due 2027
On June 24, 2019, the Company completed the issuance of $350 million in 5.75% senior secured notes due July 15, 2027 (the 2027 Notes). Debt issue costs of $nil (2019 - $6 million) were incurred in connection with the issuance of the 2027 Notes. The Company used a portion of the new proceeds of the offering of the 2027 Notes to redeem the Company's then outstanding
5.375% senior secured notes due December 1, 2020 prior to such notes' maturity. The 2027 Notes ranked pari passu with the the 2023 Notes and committed revolving bank lines. See Security - Revolving Bank Lines, 2023 Notes and 2027 Notes section below.

Pursuant to the indentures governing the 2023 and 2027 Notes, following the Acquisition, the Company is required to make a change of control offer to all holders of the notes, at a purchase price equal to 101% of their aggregate principal amount plus accrued and unpaid interest. Any notes that are not tendered to such offer will continue to remain outstanding obligations of Norbord Inc. subject to the terms and conditions of their indentures. Details will be provided in a notice of the offer to be mailed to the holders of the Norbord notes.
Revolving Bank Lines
In May 2020, the Company completed an amendment to its committed revolving bank lines to extend the maturity date of the total aggregate commitment to May 2022 and to increase the aggregate commitment from $245 million to $300 million. Total costs of $1 million were incurred in connection with the renewal of credit facilities. The facility bore interest at money market rates plus a margin that varied with the Company's credit rating. The bank lines were secured by a first lien on the Company’s North American OSB inventory and property, plant and equipment. This lien was shared pari passu with holders of the 2023 and 2027 senior secured notes. The bank lines were terminated on February 1, 2021, upon closing of the Acquisition (note 1).
At year-end, $nil (2019 – $nil) of the revolving bank lines were drawn as cash, $8 million (2019 – $8 million) was utilized for letters of credit and guarantees and $292 million (2019 – $237 million) was available to support short-term liquidity requirements.
The revolving bank lines contained two quarterly financial covenants: minimum tangible net worth of $500 million and maximum net debt to total capitalization, book basis (note 18), of 65%. The Company was in compliance with the financial covenants at year-end.
Security - Revolving Bank Lines, 2023 Notes and 2027 Notes
Following the repayment and termination of the Company's revolving bank lines on completion of the Acquisition, the collateral platform providing for security over assets of Norbord in favour of the revolving banks was terminated. As a consequence, the collateral platform providing for security over assets of Norbord in favour of the holders of the 2023 Notes and the 2027 Notes was terminated. The termination of the collateral platforms resulted in the discharge of the liens that supported both collateral platforms. The 2023 Notes and the 2027 Notes are now, as a consequence of such termination, unsecured obligations of Norbord Inc.
Debt Issue Costs
Finance expense related to amortization of debt issue costs for 2020 was $2 million (2019 – $2 million).